PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Prepaid Expenses Abstract
PREPAID EXPENSES
NOTE 8:-	PREPAID EXPENSES
Amortization of prepaid expenses (costs of obtaining contracts – see Note 2o) amounted to $731 in the year ended December 31, 2023 (2022- $788).